Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities	12 Months Ended
Dec. 31, 2018
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities

Costs Incurred for Property Acquisitions, Exploration and Development Activities

	2018
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	33,618	1,546	35,164
Development costs	134,634	25,047	159,681

Total	168,252	26,593	194,845

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	3,114	3,114

	2017
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	31,585	984	32,569
Development costs	110,104	18,596	128,700

Total	141,689	19,580	161,269

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,503	2,503

	2016
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	28,413	685	29,098
Development costs	83,785	13,870	97,655

Total	112,198	14,555	126,753

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	1,990	1,990